Contingent Liabilities, Other Information, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2018
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Information on Main Guarantees for Loans

Main guarantees for loans at December 31, 2018

Issuer	Amount (millions of euros) (1)
SACE	368
BBVA—Banco Bilbao Vizcaya Argentaria	210
Cassa Depositi e Prestiti	158
Intesa Sanpaolo	115
Ing	105
Unicredit	105
Commerzbank	57
Banco Santander	52
Sumitomo Mitsui Banking	52

1)

The amounts shown in the table relate to loans issued by the EIB for the TIM Broadband Digital Divide, TIM Ricerca & Sviluppo Banda Larga, TIM Rete Mobile a Banda Larga, and TIM RDI for Broadband Services projects.